UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08244

Morgan Funshares

(Exact name of registrant as specified in charter)

1404 East Ninth Street

Cleveland OH 44114

(Address of principal executive offices) (Zip code)

Robert F. Pincus

Fifth Third Bank

1404 East Ninth Street

Cleveland OH 44114

 (Name and address of agent for service)

Registrant's telephone number, including area code: (216) 274-5388

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MORGAN FUNSHARES

SEMI-ANNUAL REPORT

June 30, 2003

MORGAN FUNSHARES - LETTER TO SHAREHOLDERS – FOR 2003 SEMI- ANNUAL REPORT

To Our Shareholders:

Following the death in March 2003 of Burton D. Morgan, the Fund’s Chairman, controlling shareholder and investment advisor, the Board of Directors has reluctantly determined that liquidation of the Fund and distribution of the net proceeds to shareholders is in the best interests of all shareholders. Accordingly, the Board of Directors recently unanimously resolved to liquidate the Fund. The Fund’s management anticipates that the liquidation will be completed prior to the end of 2003 or shortly thereafter.

Sincerely

/s/Robert F. Pincus

Robert F. Pincus

MORGAN FUNSHARES
			Schedule of Investments
			June 30, 2003 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets
Beverage Alcoholic
12,000	Anheuser Busch Cos, Inc.	$ 612,600	7.87%

Beverage Non-Alcoholic
3,000	Constellation Brands, Inc.*	94,200
8,000	Coca Cola Co.	371,280
10,000	PepsiCo, Inc.	445,000
		910,480	11.69%
Computer Services
30,000	AOL Time Warner, Inc.*	482,700	6.20%

Consumer Products -Retail
4,000	Eastman Kodak Co.	109,400	1.40%

Consumer Products -Paper
8,000	Kimberly Clark Corp.	417,120	5.36%

Consumer Products -Food
6,400	McDonald's Corp.	141,184
50	J.M. Smucker Company	1,995
10,000	Wm. Wrigley Jr. Co.	562,300
		705,479	9.06%
Drugs & Toiletries
4,000	Pfizer, Inc.	136,600
2,500	Proctor & Gamble Co.	222,950
		359,550	4.62%
Entertainment
5,000	Harrah's Entertainment, Inc.*	201,200
9,000	Walt Disney Co.	177,750
		378,950	4.87%
Engines & Turbines
9,300	Brunswick Corp.	232,686	2.99%

Food & Kindred Products
6,675	Altria Group, Inc.	303,312	3.89%

Gaming
7,000	International Game Technology*	716,310	9.20%

Healthcare Products
12,000	Bristol Myers Squibb Co.	325,800
8,000	Gillette Co.	254,880
18,000	Johnson & Johnson	930,600
		1,511,280	19.41%
Medical Equipment & Supplies
1,200	Zimmer Holdings, Inc.*	54,060	0.69%

Services- Motion Picture & Video Tape Production
5,175	Fox Entertainment Group, Inc. *	148,937	1.91%

Services- Prepackaged Software
16,350	Activision, Inc.	210,425
7,300	Microsoft Corp.	187,172
		397,597	5.11%
Services- Racing, Including Track Operation
1,500	International Speedway Corp.	59,265	0.76%

Sporting & Athletic Goods, NEC
5,500	Callaway Golf CO / CA	72,710	0.93%

Tobacco
2,000	RJ Reynolds Tobacco Holdings	74,420
2,400	UST, Inc.	84,072
		158,492	2.04%

Total Common Stocks (Cost $3,643,753)		7,630,928	97.98%

Cash Equivalents
178,862	Fifth Third Prime Money Market Fund-Rate .90%
	(Cost $178,862)	178,862	2.30%

	Total Investments (Cost $3,822,615)	7,809,790	100.28%

	Other Assets Less Liabilities	(21,900)	-0.28%

	Net Assets	$ 7,787,890	100.00%

CALL/PUT OPTIONS WRITTEN

Shares Subject to Call/Put	Common Stocks/Expiration Date/Exercise Price	Fair Value

(3,500)	International Game Technology/Calls/August 2003/$105	$ (11,550)
9,000	Johnson & Johnson/Calls/October 2003/$45	6,750
(6,400)	McDonalds/Calls/January 2004/$25	(5,760)

	Total (Premiums Received $14,852)(Note 8)	$ (10,560)

The accompanying notes are an integral part of the financial statements.

MORGAN FUNSHARES
Statement of Assets and Liabilities
6/30/2003 (Unaudited)

Assets:
Investment Securities at Market Value	$ 7,809,790
(Identified Cost $3,822,615)
Dividends and Interest Receivable	14,372
Prepaid expenses	5,692
Total Assets	7,829,854
Liabilities:
Payables:
Accrued Expenses	31,404
Covered Call Options Written (premiums received $14,852)	10,560
Total Liabilities	41,964

Net Assets	$ 7,787,890
Net Assets Consist of:
Capital Paid In	3,802,281
Accumulated Undistributed Net Investment Income (Loss)	(216,872)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	215,306
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	3,987,175
Net Assets, for 1,175,990 Shares Outstanding	$ 7,787,890
Net Asset Value and Redemption Price
Per Share ($7,787,890/1,175,990 shares)	$ 6.62

The accompanying notes are an integral part of the financial statements.

MORGAN FUNSHARES
Statement of Operations
For the six months ended June 30, 2003 (Unaudited)

Investment Income:
Dividends	$ 62,499
Interest	1,161
Total Investment Income	63,660
Expenses:
Rights Offering	201,451
Legal Fees	8,291
Management Fees (Note 3)	29,659
Accounting & Pricing Fees	15,365
Audit Fees	6,100
Registration Fees	8,149
Custodial Fees/Transfer Agent Fees	4,953
Printing	4,230
Insurance	8,231
Trustees' Fees	2,270
Other Miscellaneous Expenses	986
Total Expenses Before Waivers/Reimbursement	289,685
Waiver from Advisor	(9,155)
Total Expenses After Waivers/Reimbursement	280,531

Net Investment Loss	(216,871)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	215,296
Unrealized Gain (Loss) from Appreciation (Depreciation) on Investments	360,762
Net Realized and Unrealized Gain (Loss) on Investments	576,058

Net Increase (Decrease) in Net Assets from Operations	$ 359,187

The accompanying notes are an integral part of the financial statements.

MORGAN FUNSHARES
Statement of Changes in Net Assets (Unaudited)
	1/1/2003	1/1/2002
	to	to
	6/30/2003	12/31/2002
From Operations:
Net Investment Loss	$ (216,871)	$ (164)
Net Realized Gain (Loss) on Investments	215,296	0
Net Unrealized Appreciation (Depreciation)	360,762	(1,655,404)
Increase (Decrease) in Net Assets from Operations	359,187	(1,655,568)

From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	0	0
Total from Distributions	0	0

From Capital Share Transactions:
Proceeds From Sale of Shares	0	0
Reinvestment of Dividends	0	0
Cost of Shares Redeemed	0	0
	0	0

Net Increase/(Decrease) in Net Assets	359,187	(1,655,568)

Net Assets at Beginning of Period	7,428,703	9,084,271
Net Assets at End of Period	$ 7,787,890	$ 7,428,703

The accompanying notes are an integral part of the financial statements.

MORGAN FUNSHARES
Financial Highlights (Unaudited)
Selected data for a share of common stock	1/1/2003		1/1/2002	1/1/2001	1/1/2000	1/1/1999
outstanding throughout the period:	to		to	to	to	to
	6/30/2003		12/31/2002	12/31/2001	12/31/2000	12/31/1999
Net Asset Value -
Beginning of Period	$6.32		$7.72	$8.18	$7.35	$7.71
Net Investment Income (Loss)	(0.18)		0.00	(0.03)	(0.04)	(0.04)
Net Gains or (Losses) on Securities
(realized and unrealized)	0.49		(1.40)	(0.39)	0.87	(0.32)
Total from Investment Operations	0.31		(1.40)	(0.42)	0.83	(0.36)

Distributions (from net investment income)	0.00		0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00		0.00	(0.04)	0.00	0.00
Total Distributions	0.00		0.00	(0.04)	0.00	0.00
Net Asset Value -
End of Period	$6.63		$6.32	$7.72	$8.18	$7.35
Market Value- End of Period	$5.85		$5.02	$7.20	$7.00	$6.75

Total Return	5.54%		(18.14)%	(5.13)%	11.29%	(4.67)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	7,788		7,429	9,084	9,618	8,648
Ratio of Expenses to Average Net Assets (before waivers/reimbursements)	7.75%	*	3.00%	1.98%	2.22%	1.98%
Ratio of Expenses to Average Net Assets (after waivers/reimbursements)	7.50%	*	2.00%	1.98%	2.00%	1.98%
Ratio of Net Income to Average Net Assets (before waivers/reimbursements)	(6.04)%	*	(1.00)%	(0.41)%	(0.74)%	(0.51)%
Ratio of Net Income to Average Net Assets (after waivers/reimbursements)	(5.80)%	*	0.00%	(0.41)%	(0.53)%	(0.51)%
Portfolio Turnover Rate	12.99%		0.00%	4.08%	9.05%	0.00%

*Annualized

The accompanying notes are an integral part of the financial statements.

Morgan FunShares, Inc.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2003 (UNAUDITED)

1.

Organization:

Morgan FunShares, Inc., “The Fund” is a non-diversified, closed-end management investment company that seeks appreciation of capital, primarily through investments in equity securities of companies that derive 50% or more of their revenues from the sale of consumer non-durable products and entertainment.  The Fund was incorporated under the laws of the State of Ohio, registered under The Investment Company Act of 1940, as amended for years ending after December 31, 1993.

2.

Significant Accounting Policies:

Securities Valuation:

The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day or at fair value.  Short-term investments are valued at amortized cost, which approximates market value.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

Security Transaction Timing:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Income Taxes:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains.

Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital.

3.

Investment Advisory Agreement

The Fund has entered into an investment advisory agreement with Fifth Third Asset Management.  The Investment Advisor received from the Fund as compensation an annual fee of .80% of the average value of the Fund’s net assets.  The Advisor was paid $29,659 during the six months ended June 30, 2003.  For the period prior to April 22, 2003, the date the investment advisory agreement was approved by shareholders, the Investment Advisor had agreed to waive or reimburse the Fund for any management fees and expenses that caused the total expenses to exceed 2% of average net assets.  For the six months ended June 30, 2003 the Advisor waived expense totaling $9,155.

4.

Related Party Transactions

Certain officers and/or directors of the Fund are officers of Fifth Third Bank. Fifth Third Asset Management, the Fund’s Investment Advisor, is an affiliate of Fifth Third Bank (Note 3).  Fifth Third Bank provides custody services for the Fund and was the transfer agent until June 30, 2003.  Fifth Third Bank sold its transfer agency business to an unaffiliated company, Computershare Investor Services LLC.  Each director who is not an “affiliated person” receives an attendance fee of $100 per meeting.

5.

Capital Stock and Distribution

At June 30, 2003, 2,500,000 shares of capital stock without par value were authorized, and paid-in capital amounted to $3,802,281.  Transactions in common stock were as follows:

Shares sold	0
Shares retired	0
Net Increase	0
Shares Outstanding:
Beginning of Period	1,175,990
End of Period	1,175,990

Distributions to shareholders are recorded on the ex-dividend date.  Payments due to permanent differences have been charged to paid-in-capital.  Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.

6.

Purchases and Sales of Securities

There were $930,142 purchases and $990,993 sales of non-U.S. government obligations and U.S. government obligations during the six months ending June 30, 2003.

7.

Ownership-Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2 (a) (9) of the Investment Company Act of 1940.  As of June 30, 2003 the Estate of Burton D. Morgan owned 51.5% of the Fund and Cede & Co. held 45.3% of the Fund in an omnibus account for the benefit of others.

8.

Security Transactions

For Federal income tax purposes, the cost of investments owned at June 30, 2003 was the same as identified cost.

At June 30, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
4,169,090	(181,915)	3,987,175

9.

Rights Offering:

Following the death in March 2006 of the Fund’s Chairman and prior investment advisor, Burton D. Morgan, the Fund’s Board of Directors determined to withdraw a planned rights offering due to uncertainty regarding the future of the Fund. Rights offering expenses of $201,451 were written off prior to June 30, 2003.

10.

Distributions to Shareholders:

The tax character of distributions paid during the fiscal years 2002 and 2001 were as follows:

Distributions paid from:	2002	2001

Ordinary Income	$ 0	$ 0
Short-Term Capital Gain	0	0
Long-Term Capital Gain	0	43,546
	$ 0	$43,546

As of December 31, 2002, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 0
Undistributed long-term capital gains	10
Undistributed appreciation/ (depreciation)	$3,626,412
$3,626,422

There was no difference between the book basis and tax basis of unrealized appreciation.

Morgan Funshares, Inc.

1404 East Ninth Street, 6th Floor, Cleveland, Ohio 44114

(216) 274-5388

Investment Advisor

Fifth Third Asset Management

38 Fountain Square Plaza

MD 10AT76

Cincinnati, Ohio 45263

Board of Directors

Robert F. Pincus

James C. Onorato

William H. Fellows

John P. Laird

Leonard W. Lindh

Officers

Robert F. Pincus, President

James C. Onorato, Vice-President & Secretary

Custodian

Fifth Third Bank

Mutual Fund Services

38 Fountain Square Plaza

MD 1090E5

Cincinnati, OH  45263

Transfer Agent

Computershare Investor Service, LLC

2 North LaSalle Street

Chicago, Illinois 60602

(888) 294-8217

Legal Counsel

Buckingham, Doolittle & Burroughs

50 South Main Street

P.O. Box 1500

Akron, Ohio 44309

Auditor

McCurdy & Associates CPA’s Inc.

27955 Clemens Road

Westlake, Ohio 44145

This report is provided for the general information of the shareholders of Morgan Funshares, Inc. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Name, Address, and Age	Positions Held With Registrant	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director*
Disinterested Directors
William H. Fellows FC Machine Tool & Design 1474 Main Street Cuyahoga Falls, OH 44221 Age: 85	Director of the Fund	Has served since 2001 Current term expires at Annual Meeting for 2003	Independent Consultant to FC Machine Tool & Design, Inc. (a manufacturer of metal parts).	1
John P. Laird 1360 N. Sandburg Terrace Suite 1703 Chicago, IL 60610 Age: 61	Director of the Fund	Has served since 2001 Current term expires at Annual Meeting for 2003	President of JPL Associates, Inc. (a marketing consulting firm) since 1995 Director of Business Development for SGS Net, LLC (internet design / marketing company) from 2000 to present Registered Representative with Financial Network Investment Corp. (an investment advisory company) since 2001	1	None
Leonard W. Lindh CF Lindh, 53 Trumbull Drive Hudson, OH 44236 Age: 75	Director of the Fund	Has served since October, 2002 Current term expires at Annual Meeting for 2003	National Accounts Manager of Farrel Corp. from 1956-1999	1	None
Interested Directors
Robert F. Pincus** 1404 E. 9th St., 6th Floor Cleveland, OH 44114 Age: 58	Director of the Fund President of the Fund	Has served since 1993 Current term expires at Annual Meeting for 2003	Assistant Vice President, Senior Investment Executive with Fifth Third Securities, Inc. since 2001. Employed by various affiliates of Fifth Third and its predecessor Maxus since 1985.	1	None
James C. Onorato** 6559 Wilson Mills Rd., #102 Cleveland, OH 44143 Age: 46	Director of the Fund Vice President of the Fund	Has served as director since 1998 Current term expires at Annual Meeting for 2003	President of Summit Capital, Inc. (a financial services company) since 1998 Vice President / Portfolio Manager for Maxus Investment Group (now Fifth Third / Maxus Investment Advisors) from 1995 – 1997	1	None

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Not applicable.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.Exhibits.

(a)

 ANY CODE OF ETHICS OR AMENDMENT THERETO.

Not applicable until annual filing.

(b)

CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002.

Filed herewith.

(c)

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Funshares

By

*Robert F. Pincus, President

Date September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*Robert F. Pincus, President

Date September 8, 2003

By

* James C. Onorato, Treasurer

Date September 8, 2003

* Print the name and title of each signing officer under his or her signature.